Share-based payments (Details)	12 Months Ended
	Jun. 30, 2020 $ / shares shares	Jun. 30, 2020 GBP (£) EquityInstruments £ / shares shares	Jun. 30, 2019 $ / shares	Jun. 30, 2019 GBP (£) EquityInstruments £ / shares	Jun. 30, 2018 GBP (£)
Disclosure of terms and conditions of share-based payment arrangement
Expenses related to equity-settled share-based payment transactions | £		£ 818,000		£ 699,000	£ 2,915,000
Expenses related to cash-settled share-based payment transactions | £		£ 617,000		£ 552,000	£ 3,301,000
Class A ordinary shares
Disclosure of terms and conditions of share-based payment arrangement
Shares reserved for issuance | shares	16,000,000	16,000,000
Shares that remain available for issuance | shares	14,966,945	14,966,945
Outstanding in share-based payment arrangement at beginning of year		94,552
Awarded		92,782
Vested		(51,122)
Outstanding in share-based payment arrangement at end of year		136,212		94,552
Fair value of shares awarded (per share) | (per share)	$ 15.50	£ 12.53	$ 18.30	£ 14.34
Class A ordinary shares | Gross award
Disclosure of terms and conditions of share-based payment arrangement
Outstanding in share-based payment arrangement at beginning of year		178,402
Awarded		174,199
Vested		(96,454)
Outstanding in share-based payment arrangement at end of year		256,147		178,402